Segment Information, Other Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Feb. 27, 2015
Other financial information [Abstract]
Total assets		$ 13,211.0		$ 6,423.5	[1]	$ 6,022.5	[1]
Goodwill		417.0	[1]	0.0				$ 707.0	$ 707.0	$ 707.0	$ 707.0
Capital expenditures		777.2		747.8		1,034.5
Business acquisitions		5,024.2									$ 5,024.2
TRC Non-Partnership [Member]
Other financial information [Abstract]
Total assets		84.3		76.2	[1]	77.2	[1]
Goodwill	[1]	0.0
Capital expenditures		0.0		0.0		0.0
Business acquisitions		0.0
Operating Segments [Member] | Gathering and Processing [Member] | Reportable Segments [Member] | Targa Resources Partners LP [Member]
Other financial information [Abstract]
Total assets		10,391.9		3,776.2	[1]	3,584.5	[1]
Goodwill	[1]	417.0
Capital expenditures		496.3		437.1		578.4
Business acquisitions		5,024.2
Operating Segments [Member] | Logistics and Marketing [Member] | Reportable Segments [Member] | Targa Resources Partners LP [Member]
Other financial information [Abstract]
Total assets		2,567.1		2,476.1	[1]	2,315.5	[1]
Goodwill	[1]	0.0
Capital expenditures		272.0		304.6		451.0
Business acquisitions		0.0
Operating Segments [Member] | Other Segment [Member] | Targa Resources Partners LP [Member]
Other financial information [Abstract]
Total assets		127.1		60.2	[1]	5.1	[1]
Goodwill	[1]	0.0
Capital expenditures		0.0		0.0		0.0
Business acquisitions		0.0
Operating Segments [Member] | Corporate and Eliminations [Member] | Targa Resources Partners LP [Member]
Other financial information [Abstract]
Total assets		40.6		34.8	[1]	40.2	[1]
Goodwill	[1]	0.0
Capital expenditures		8.9		$ 6.1		$ 5.1
Business acquisitions		$ 0.0

[1]	Total assets include goodwill. Goodwill has been attributed to the Partnership's Gathering and Processing segment.